Earnings Per Share (Schedule Of Reconciliation Of The Amounts Included In The Computation Of Basic Earnings Per Share From Continuing Operations And Diluted Earnings Per Share From Continuing Operations) (Details) (USD $)
In Millions, except Per Share data, unless otherwise specified
	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
(Loss) Income from continuing operations	$ 22	$ 44	$ 42	$ (18)	$ (7)
Weighted average common shares outstanding	105.8	91.6	92.0	92.0	92.0
Effect of dilutive securities:
RSUs	0.1
Stock options	0.8	0.8
Weighted average common share outstanding-assuming dilution	106.7	92.4	92.0	92.0	92.0
Basic (loss) earnings per share from continuing operations (in dollars per share)	$ 0.20	$ 0.48	$ 0.46	$ (0.20)	$ (0.08)
Diluted (loss) earnings per share from continuing operations (in dollars per share)	$ 0.20	$ 0.48	$ 0.46	$ (0.20)	$ (0.08)